Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 13.44%
Consumer staples: 3.21%
Beverages: 0.56%
PepsiCo, Inc.	6,864	$1,221,243
Consumer staples distribution & retail: 1.11%
Costco Wholesale Corp.	1,861	1,022,210
Sysco Corp.	5,059	352,359
Walmart, Inc.	6,468	1,051,762
		2,426,331
Food products: 0.36%
Mondelez International, Inc. Class A	11,031	786,069
Household products: 1.07%
Church & Dwight Co., Inc.	6,088	589,136
Clorox Co.	1,198	187,427
Procter & Gamble Co.	10,150	1,566,551
		2,343,114
Personal care products: 0.05%
Estee Lauder Cos., Inc. Class A	692	111,087
Tobacco: 0.06%
Philip Morris International, Inc.	1,341	128,816
Energy: 2.16%
Energy equipment & services: 0.12%
Schlumberger NV	4,572	269,565
Oil, gas & consumable fuels: 2.04%
Chevron Corp.	11,996	1,932,555
EOG Resources, Inc.	8,480	1,090,698
Phillips 66	12,526	1,429,968
		4,453,221
Materials: 2.94%
Chemicals: 1.14%
Ashland, Inc.	3,269	283,194
Ecolab, Inc.	1,585	291,339
Linde PLC	2,657	1,028,365
Olin Corp.	4,789	277,858
Sherwin-Williams Co.	978	265,742
Westlake Corp.	2,679	350,895
		2,497,393
Construction materials: 0.11%
Martin Marietta Materials, Inc.	522	233,026
Containers & packaging: 0.14%
Crown Holdings, Inc.	3,209	297,346
See accompanying notes to portfolio of investments
Allspring Real Return Portfolio | 1

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Metals & mining: 1.55%
Agnico Eagle Mines Ltd.	3,300	$160,083
Agnico Eagle Mines Ltd.	2,401	116,585
Alamos Gold, Inc. Class A	12,000	154,352
AngloGold Ashanti Ltd. ADR	2,900	49,300
Artemis Gold, Inc.†	10,000	45,219
B2Gold Corp.	35,000	107,756
Barrick Gold Corp.	10,356	167,871
Centerra Gold, Inc.	4,500	27,009
Dundee Precious Metals, Inc.	9,800	63,244
Endeavour Mining plc	7,480	154,726
Evolution Mining Ltd.	5,000	12,019
Franco-Nevada Corp.	1,300	187,284
Gold Fields Ltd. ADR	11,000	138,930
Kinross Gold Corp.	25,500	129,463
Lundin Gold, Inc.	11,000	131,883
MAG Silver Corp.†	5,300	60,327
Newcrest Mining Ltd.	7,500	126,496
Newmont Corp.	3,490	137,576
Northern Star Resources Ltd.	14,000	108,039
OceanaGold Corp.	14,000	30,255
Osisko Gold Royalties Ltd.	1,500	20,049
Osisko Mining, Inc.†	4,000	8,348
Pan American Silver Corp.	479	7,920
Pan American Silver Corp.	4,500	74,475
Royal Gold, Inc.	2,568	287,847
SilverCrest Metals, Inc.†	4,000	19,805
SSR Mining, Inc.	1,572	23,315
SSR Mining, Inc.	4,950	73,507
Steel Dynamics, Inc.	4,737	504,917
Torex Gold Resources, Inc.†	5,000	57,763
Triple Flag Precious Metals Corp.	2,000	27,768
Wheaton Precious Metals Corp.	4,200	183,206
		3,397,337
Real estate: 5.13%
Health care REITs: 0.30%
Welltower, Inc.	8,003	663,289
Industrial REITs : 0.84%
Prologis, Inc.	10,749	1,335,026
Terreno Realty Corp.	8,163	497,045
		1,832,071
Office REITs : 0.15%
Alexandria Real Estate Equities, Inc.	2,895	336,804
Residential REITs : 1.22%
American Homes 4 Rent Class A	13,133	473,313
Apartment Income REIT Corp.	9,129	310,934
Camden Property Trust	3,238	348,474
See accompanying notes to portfolio of investments
2 | Allspring Real Return Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Residential REITs (continued)
Invitation Homes, Inc.	14,392	$490,623
Mid-America Apartment Communities, Inc.	2,509	364,382
Sun Communities, Inc.	5,538	677,962
		2,665,688
Retail REITs : 0.25%
Federal Realty Investment Trust	2,743	268,649
Simon Property Group, Inc.	2,465	279,753
		548,402
Specialized REITs : 2.37%
American Tower Corp.	5,673	1,028,628
Equinix, Inc.	1,913	1,494,780
Extra Space Storage, Inc.	4,782	615,348
Four Corners Property Trust, Inc.	18,118	455,849
Gaming & Leisure Properties, Inc.	7,247	343,508
SBA Communications Corp.	3,079	691,328
VICI Properties, Inc.	17,711	546,207
		5,175,648
Total common stocks (Cost $20,183,252)		29,386,450

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 14.10%
Basic materials: 0.39%
Chemicals: 0.30%
Avient Corp.144A	5.75%	5-15-2025	$50,000	49,335
Celanese U.S. Holdings LLC	6.05	3-15-2025	615,000	615,515
				664,850
Iron/steel: 0.09%
Cleveland-Cliffs, Inc.144A	6.75	3-15-2026	195,000	195,060
Communications: 1.14%
Internet: 0.37%
Gen Digital, Inc.144A	5.00	4-15-2025	285,000	279,383
Uber Technologies, Inc.144A	7.50	5-15-2025	525,000	530,068
				809,451
Media: 0.66%
Gray Television, Inc.144A	5.88	7-15-2026	460,000	420,835
Sirius XM Radio, Inc.144A	5.00	8-1-2027	875,000	809,007
Townsquare Media, Inc.144A	6.88	2-1-2026	215,000	206,938
				1,436,780
Telecommunications: 0.11%
CommScope, Inc.144A	6.00	3-1-2026	280,000	254,454
See accompanying notes to portfolio of investments
Allspring Real Return Portfolio | 3

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 3.80%
Airlines: 0.75%
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class A	3.90%	1-15-2026	$159,845	$144,646
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	655,000	606,113
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	152,000	151,470
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	730,000	730,797
				1,633,026
Apparel: 0.14%
Hanesbrands, Inc.144A	4.88	5-15-2026	200,000	186,960
Michael Kors USA, Inc.144A	4.25	11-1-2024	110,000	108,062
				295,022
Auto manufacturers: 0.17%
Ford Motor Credit Co. LLC	4.13	8-17-2027	200,000	181,474
Ford Motor Credit Co. LLC	5.58	3-18-2024	200,000	198,969
				380,443
Auto parts & equipment: 0.10%
Adient Global Holdings Ltd.144A	4.88	8-15-2026	220,000	211,871
Distribution/wholesale: 0.17%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	385,000	377,300
Entertainment: 1.09%
CCM Merger, Inc.144A	6.38	5-1-2026	145,000	140,910
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op144A	5.50	5-1-2025	375,000	372,043
Churchill Downs, Inc.144A	5.50	4-1-2027	360,000	346,837
Cinemark USA, Inc.144A	5.88	3-15-2026	105,000	100,801
Cinemark USA, Inc.144A	8.75	5-1-2025	252,000	254,545
Live Nation Entertainment, Inc.144A	4.88	11-1-2024	190,000	186,638
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	335,000	335,260
SeaWorld Parks & Entertainment, Inc.144A	8.75	5-1-2025	250,000	255,625
Six Flags Theme Parks, Inc.144A	7.00	7-1-2025	380,000	379,904
				2,372,563
Food service: 0.27%
Aramark Services, Inc.144A	6.38	5-1-2025	590,000	590,994
Home builders: 0.24%
Tri Pointe Group, Inc./Tri Pointe Homes, Inc.	5.88	6-15-2024	535,000	533,663
Housewares: 0.13%
Newell Brands, Inc.	4.70	4-1-2026	300,000	287,432
Leisure time: 0.08%
NCL Corp. Ltd.144A	8.38	2-1-2028	165,000	170,077
See accompanying notes to portfolio of investments
4 | Allspring Real Return Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Lodging: 0.46%
Hilton Domestic Operating Co., Inc.144A	5.38%	5-1-2025	$280,000	$276,948
Las Vegas Sands Corp.	3.20	8-8-2024	550,000	532,492
MGM Resorts International	6.75	5-1-2025	195,000	195,324
				1,004,764
Retail: 0.20%
Bath & Body Works, Inc.144A	9.38	7-1-2025	294,000	307,585
Penske Automotive Group, Inc.	3.50	9-1-2025	140,000	133,307
				440,892
Consumer, non-cyclical: 1.49%
Commercial services: 0.78%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	310,000	294,855
Block, Inc.	2.75	6-1-2026	85,000	77,295
CoreCivic, Inc.	8.25	4-15-2026	790,000	793,135
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	5.75	4-15-2026	245,000	240,429
Sabre Global, Inc.144A	9.25	4-15-2025	43,000	42,360
Sabre Global, Inc.144A	11.25	12-15-2027	265,000	252,634
				1,700,708
Food: 0.33%
Performance Food Group, Inc.144A	6.88	5-1-2025	355,000	355,525
U.S. Foods, Inc.144A	6.25	4-15-2025	370,000	370,969
				726,494
Healthcare-services: 0.38%
IQVIA, Inc.144A	5.00	10-15-2026	250,000	241,482
Tenet Healthcare Corp.	4.88	1-1-2026	610,000	591,323
				832,805
Energy: 2.40%
Energy-alternate sources: 0.28%
Enviva Partners LP/Enviva Partners Finance Corp.144A	6.50	1-15-2026	720,000	613,800
Oil & gas: 0.65%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	145,000	145,725
Antero Resources Corp.144A	8.38	7-15-2026	390,000	404,623
EQT Corp.	6.13	2-1-2025	405,000	404,112
Murphy Oil Corp.	5.75	8-15-2025	200,000	197,561
Nabors Industries, Inc.144A	7.38	5-15-2027	140,000	136,626
Range Resources Corp.	8.25	1-15-2029	90,000	93,434
Southwestern Energy Co.	5.70	1-23-2025	32,000	31,688
				1,413,769
Oil & gas services: 0.34%
Oceaneering International, Inc.	4.65	11-15-2024	650,000	636,415
USA Compression Partners LP/USA Compression Finance Corp.	6.88	4-1-2026	115,000	113,709
				750,124
See accompanying notes to portfolio of investments
Allspring Real Return Portfolio | 5

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines: 1.13%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	7.88%	5-15-2026	$105,000	$106,826
Buckeye Partners LP144A	4.13	3-1-2025	35,000	33,706
DCP Midstream Operating LP	5.38	7-15-2025	455,000	450,457
EnLink Midstream Partners LP	4.15	6-1-2025	232,000	224,534
EQM Midstream Partners LP	4.00	8-1-2024	65,000	63,419
Rockies Express Pipeline LLC144A	3.60	5-15-2025	529,000	498,995
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	3-1-2027	360,000	344,966
Venture Global LNG, Inc.144A	8.13	6-1-2028	380,000	383,323
Western Midstream Operating LP	4.65	7-1-2026	385,000	372,353
				2,478,579
Financial: 2.44%
Diversified financial services: 1.40%
Enact Holdings, Inc.144A	6.50	8-15-2025	810,000	802,684
Nationstar Mortgage Holdings, Inc.144A	6.00	1-15-2027	215,000	204,787
Navient Corp.	5.88	10-25-2024	590,000	581,152
Navient Corp.	7.25	9-25-2023	87,000	87,000
OneMain Finance Corp.	3.50	1-15-2027	120,000	104,430
OneMain Finance Corp.	6.13	3-15-2024	237,000	236,844
PRA Group, Inc.144A	7.38	9-1-2025	290,000	283,558
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	2.88	10-15-2026	165,000	146,644
United Wholesale Mortgage LLC144A	5.50	11-15-2025	650,000	624,770
				3,071,869
REITS: 1.04%
HAT Holdings I LLC/HAT Holdings II LLC144A	3.38	6-15-2026	130,000	116,744
HAT Holdings I LLC/HAT Holdings II LLC144A	6.00	4-15-2025	270,000	265,025
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	475,000	456,396
MPT Operating Partnership LP/MPT Finance Corp.	5.25	8-1-2026	450,000	382,302
Service Properties Trust	4.35	10-1-2024	95,000	91,400
Service Properties Trust	7.50	9-15-2025	210,000	207,489
Starwood Property Trust, Inc.144A	3.75	12-31-2024	110,000	105,737
Starwood Property Trust, Inc.	4.75	3-15-2025	495,000	478,536
Starwood Property Trust, Inc.144A	5.50	11-1-2023	150,000	149,452
Vornado Realty LP	2.15	6-1-2026	20,000	17,288
				2,270,369
Industrial: 1.58%
Aerospace/defense: 0.49%
Spirit AeroSystems, Inc.144A	7.50	4-15-2025	405,000	399,981
TransDigm, Inc.144A	6.25	3-15-2026	670,000	663,614
				1,063,595
Electrical components & equipment: 0.26%
WESCO Distribution, Inc.144A	7.13	6-15-2025	575,000	577,540
See accompanying notes to portfolio of investments
6 | Allspring Real Return Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Environmental control: 0.10%
Stericycle, Inc.144A	5.38%	7-15-2024	$215,000	$214,245
Packaging & containers: 0.34%
Clearwater Paper Corp.144A	5.38	2-1-2025	415,000	402,337
Sealed Air Corp.144A	5.13	12-1-2024	50,000	49,313
Sealed Air Corp.144A	5.50	9-15-2025	300,000	296,713
				748,363
Trucking & leasing: 0.39%
DAE Funding LLC144A	2.63	3-20-2025	370,000	348,263
Fortress Transportation & Infrastructure Investors LLC144A	6.50	10-1-2025	505,000	498,652
				846,915
Technology: 0.05%
Computers: 0.05%
NCR Corp.144A	5.75	9-1-2027	98,000	98,948
Utilities: 0.81%
Electric: 0.81%
NextEra Energy Operating Partners LP144A	4.25	7-15-2024	755,000	740,781
NSG Holdings LLC/NSG Holdings, Inc.144A	7.75	12-15-2025	231,502	230,344
Vistra Operations Co. LLC144A	5.63	2-15-2027	825,000	794,236
				1,765,361
Total corporate bonds and notes (Cost $31,822,025)				30,832,126
Loans: 1.18%
Communications: 0.19%
Media: 0.19%
DirecTV Financing LLC (U.S. SOFR 1 Month+5.00%)±	10.45	8-2-2027	310,000	306,054
Gray Television, Inc. (U.S. SOFR 1 Month+2.50%)±	7.93	1-2-2026	100,000	99,333
				405,387
Consumer, cyclical: 0.49%
Airlines: 0.25%
Mileage Plus Holdings LLC (3 Month LIBOR+5.25%)±	10.76	6-21-2027	340,000	354,178
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	9.08	10-20-2027	182,750	190,038
				544,216
Entertainment: 0.22%
Live Nation Entertainment, Inc. (U.S. SOFR 1 Month+1.75%)±	7.16	10-19-2026	121,181	120,696
SeaWorld Parks & Entertainment, Inc. (U.S. SOFR 1 Month+3.00%)±	8.45	8-25-2028	367,478	366,743
				487,439
Leisure time: 0.02%
Carnival Corp. (U.S. SOFR 3 Month+3.00%)±	8.32	8-8-2027	50,000	49,913
See accompanying notes to portfolio of investments
Allspring Real Return Portfolio | 7

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 0.14%
Commercial services: 0.14%
Geo Group, Inc. (U.S. SOFR 1 Month+7.13%)±	12.46%	3-23-2027	$299,908	$304,455
Energy: 0.06%
Pipelines: 0.06%
GIP II Blue Holding LP (U.S. SOFR 1 Month+4.50%)±	9.95	9-29-2028	139,262	139,532
Financial: 0.12%
Insurance: 0.12%
Asurion LLC (3 Month LIBOR+3.25%)±	8.79	12-23-2026	265,000	257,381
Industrial: 0.00%
Machinery-diversified: 0.00%
Vertical U.S. Newco, Inc. (U.S. SOFR 6 Month+3.50%)±	9.38	7-30-2027	849	847
Technology: 0.05%
Software: 0.05%
SS&C European Holdings Sarl (U.S. SOFR 1 Month+1.75%)±	7.20	4-16-2025	52,960	52,955
SS&C Technologies, Inc. (U.S. SOFR 1 Month+1.75%)±	7.20	4-16-2025	56,086	56,080
				109,035
Utilities: 0.13%
Electric: 0.13%
ExGen Renewables IV LLC (U.S. SOFR 3 Month+2.50%)±	8.18	12-15-2027	289,242	287,194
Total loans (Cost $2,590,039)				2,585,399
U.S. Treasury securities: 67.45%
TIPS	0.13	7-15-2024	963,623	937,775
TIPS	0.13	10-15-2024	4,399,596	4,253,258
TIPS	0.13	4-15-2025	9,141,637	8,718,747
TIPS	0.13	10-15-2025	2,328,025	2,210,146
TIPS	0.13	4-15-2026	6,456,370	6,055,243
TIPS	0.13	7-15-2026	4,320,952	4,057,602
TIPS	0.13	10-15-2026	3,349,350	3,132,067
TIPS	0.13	4-15-2027	3,782,390	3,497,603
TIPS	0.13	1-15-2030	4,980,192	4,430,523
TIPS	0.13	7-15-2030	4,497,784	3,985,810
TIPS	0.13	1-15-2031	5,074,543	4,444,686
TIPS	0.13	7-15-2031	3,101,758	2,704,770
TIPS	0.13	1-15-2032	5,832,968	5,026,093
TIPS	0.13	2-15-2051	3,140,397	1,918,525
TIPS	0.13	2-15-2052	1,912,380	1,154,170
TIPS	0.25	7-15-2029	2,450,937	2,224,560
TIPS	0.25	2-15-2050	4,343,066	2,794,491
TIPS	0.38	7-15-2025	2,997,475	2,872,892
TIPS	0.38	1-15-2027	3,365,762	3,151,030
TIPS	0.38	7-15-2027	4,115,628	3,849,278
TIPS	0.50	1-15-2028	3,166,208	2,950,263
TIPS	0.63	1-15-2026	5,065,104	4,829,903
See accompanying notes to portfolio of investments
8 | Allspring Real Return Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
TIPS	0.63%	7-15-2032	$5,381,301	$4,829,770
TIPS	0.63	2-15-2043	2,434,935	1,896,903
TIPS	0.75	7-15-2028	4,144,412	3,907,403
TIPS	0.75	2-15-2042	3,287,567	2,663,186
TIPS	0.75	2-15-2045	1,885,025	1,470,504
TIPS	0.88	1-15-2029	3,407,180	3,208,672
TIPS	0.88	2-15-2047	1,864,135	1,464,948
TIPS	1.00	2-15-2046	1,841,197	1,501,366
TIPS	1.00	2-15-2048	1,416,537	1,138,237
TIPS	1.00	2-15-2049	1,618,527	1,292,830
TIPS	1.13	1-15-2033	4,398,853	4,101,243
TIPS	1.25	4-15-2028	1,876,550	1,806,399
TIPS	1.38	7-15-2033	4,274,190	4,090,951
TIPS	1.38	2-15-2044	2,657,290	2,372,773
TIPS	1.50	2-15-2053	1,226,452	1,099,016
TIPS	1.63	10-15-2027	4,237,915	4,157,254
TIPS	1.75	1-15-2028	2,788,700	2,740,742
TIPS	2.00	1-15-2026	3,458,452	3,403,536
TIPS	2.13	2-15-2040	1,467,939	1,504,370
TIPS	2.13	2-15-2041	1,873,720	1,921,441
TIPS	2.38	1-15-2025	3,560,656	3,519,799
TIPS	2.38	1-15-2027	2,564,196	2,564,947
TIPS	2.50	1-15-2029	2,685,596	2,746,520
TIPS	3.38	4-15-2032	1,082,813	1,200,928
TIPS	3.63	4-15-2028	3,857,320	4,108,724
TIPS	3.88	4-15-2029	2,857,901	3,126,332
U.S. Treasury Notes	3.38	5-15-2033	530,000	499,277
Total U.S. Treasury securities (Cost $164,866,949)				147,537,506
Yankee corporate bonds and notes: 2.19%
Basic materials: 0.11%
Mining: 0.11%
Constellium SE144A	5.88	2-15-2026	250,000	245,320
Communications: 0.16%
Media: 0.16%
Videotron Ltd.144A	5.38	6-15-2024	360,000	357,283
Consumer, cyclical: 0.93%
Airlines: 0.46%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	370,000	401,395
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	618,750	607,169
				1,008,564
Auto parts & equipment: 0.22%
Clarios Global LP144A	6.75	5-15-2025	282,000	281,892
Clarios Global LP/Clarios U.S. Finance Co.144A	6.25	5-15-2026	201,000	199,065
				480,957
See accompanying notes to portfolio of investments
Allspring Real Return Portfolio | 9

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time: 0.25%
Royal Caribbean Cruises Ltd.144A	5.38%	7-15-2027	$485,000	$456,393
Royal Caribbean Cruises Ltd.144A	11.50	6-1-2025	79,000	83,431
				539,824
Consumer, non-cyclical: 0.17%
Pharmaceuticals: 0.17%
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	379,000	376,633
Energy: 0.25%
Pipelines: 0.25%
Northriver Midstream Finance LP144A	5.63	2-15-2026	580,000	557,525
Financial: 0.11%
Diversified financial services: 0.11%
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	225,000	229,729
Industrial: 0.23%
Packaging & containers: 0.23%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	305,000	297,410
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.144A	5.25	4-30-2025	200,000	195,395
				492,805
Utilities: 0.23%
Electric: 0.23%
Drax Finco PLC144A	6.63	11-1-2025	520,000	509,987
Total yankee corporate bonds and notes (Cost $4,860,063)				4,798,627

		Yield	Shares
Short-term investments: 1.08%
Investment companies: 1.08%
Allspring Government Money Market Fund Select Class♠∞		5.26	2,370,049	2,370,049
Total short-term investments (Cost $2,370,049)				2,370,049
Total investments in securities (Cost $226,692,377)	99.44%			217,510,157
Other assets and liabilities, net	0.56			1,224,597
Total net assets	100.00%			$218,734,754

†	Non-income-earning security.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
10 | Allspring Real Return Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

Abbreviations:
ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation-Protected Securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,535,841	$31,598,484	$(31,764,276)	$0	$0	$2,370,049	2,370,049	$34,029
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra 10-Year U.S. Treasury Notes	4	12-19-2023	$460,288	$464,438	$4,150	$0
2-Year U.S. Treasury Notes	37	12-29-2023	7,518,575	7,540,773	22,198	0
Short
Ultra Long Term U.S. Treasury Bond	(12)	12-19-2023	(1,532,041)	(1,553,625)	0	(21,584)
5-Year U.S. Treasury Notes	(13)	12-29-2023	(1,380,769)	(1,389,984)	0	(9,215)
					$26,348	$(30,799)
See accompanying notes to portfolio of investments
Allspring Real Return Portfolio | 11

Notes to portfolio of investments—August 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2023, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Loans
The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against,
12 | Allspring Real Return Portfolio

Notes to portfolio of investments—August 31, 2023 (unaudited)
changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Real Return Portfolio | 13

Notes to portfolio of investments—August 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer staples	$7,016,660	$0	$0	$7,016,660
Energy	4,722,786	0	0	4,722,786
Materials	6,425,102	0	0	6,425,102
Real estate	11,221,902	0	0	11,221,902
Corporate bonds and notes	0	30,832,126	0	30,832,126
Loans	0	2,585,399	0	2,585,399
U.S. Treasury securities	147,537,506	0	0	147,537,506
Yankee corporate bonds and notes	0	4,798,627	0	4,798,627
Short-term investments
Investment companies	2,370,049	0	0	2,370,049
	179,294,005	38,216,152	0	217,510,157
Futures contracts	26,348	0	0	26,348
Total assets	$179,320,353	$38,216,152	$0	$217,536,505
Liabilities
Futures contracts	$30,799	$0	$0	$30,799
Total liabilities	$30,799	$0	$0	$30,799
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments.  All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of August 31, 2023, $336,000 was segregated as cash collateral for these open futures contracts.
For the three months ended August 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
14 | Allspring Real Return Portfolio